Supplement to the

Fund	Capital Reserves Class	Daily Money Class	Advisor B Class	Advisor C Class
Government Fund	FTBXX	FLFXX
Prime Fund	FPRXX	FDAXX
Tax-Exempt Fund	FERXX	FDEXX
Treasury Fund	FSRXX	FDUXX	FDBXX	FDCXX

Funds of Fidelity Newbury Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

The following information supplements fundamental investment limitation information found in the "Investment Policies and Limitations" section on page 3.

Short Sales

For Treasury Fund:

The fund may not sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts are not deemed to constitute short sales.

Margin Purchases

For Treasury Fund:

The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make initial and variation margin payments in connection with transactions in futures contracts and options on futures contracts.

The following information replaces similar fundamental investment limitation information found in the "Investment Policies and Limitations" section on page 5.

Pooled Funds

For each fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

DMFB-15-01  January 30, 2015
1.480137.122

Supplement to the
Fidelity® Cash Management Funds: Treasury Fund - Advisor B Class and Advisor C Class
December 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for the fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

DMFB-DMFC-15-01  January 30, 2015
1.480136.129

Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Daily Money Class
December 30, 2014

Effective May 31, 2015, the principal investment strategies for Government Fund and Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Prime Fund and Fidelity Government Money Market Fund pursuant to which Prime Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Prime Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Prime Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Prime Fund. After the exchange, Prime Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Prime Fund. As a result, shareholders of Prime Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

A special meeting of shareholders of Prime Fund is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Prime Fund in advance of the meeting.

DMFI-15-02  January 30, 2015
1.480141.126

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Government Fund and Fidelity Government Money Market Fund pursuant to which Government Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Government Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Government Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Government Fund. After the exchange, Government Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Government Fund. As a result, shareholders of Government Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

The Reorganization, which does not require shareholder approval, is expected to take place in the second quarter of 2015. For more detailed information, please contact Fidelity at 1-877-208-0098.

Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Capital Reserves Class
December 30, 2014

Effective May 31, 2015, the principal investment strategies for Government Fund and Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Prime Fund and Fidelity Government Money Market Fund pursuant to which Prime Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Prime Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Prime Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Prime Fund. After the exchange, Prime Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Prime Fund. As a result, shareholders of Prime Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

A special meeting of shareholders of Prime Fund is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Prime Fund in advance of the meeting.

DMFR-15-02  January 30, 2015
1.480142.127

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of each of Fidelity Newbury Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Government Fund and Fidelity Government Money Market Fund pursuant to which Government Fund would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Government Fund in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Government Fund and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Government Fund. After the exchange, Government Fund will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Government Fund. As a result, shareholders of Government Fund will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

The Reorganization, which does not require shareholder approval, is expected to take place in the second quarter of 2015. For more detailed information, please contact Fidelity at 1-877-208-0098.